Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 193,098
Payable on a fixed date	[1],[4]	528,179
Total	[1]	949,887	$ 916,181
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	161,145
Payable on a fixed date	[4]	352,858
Total		670,629	642,977
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	136
Payable on a fixed date	[4]	62,684
Total		104,270	104,984
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	409
Payable on a fixed date	[4]	24,950
Total		25,359	24,243
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	8,729
Payable on a fixed date	[4]	18,525
Total		34,125	31,841
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,137
Payable on a fixed date	[4]	5,345
Total		15,920	16,439
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	176
Payable on a fixed date	[4]	18,171
Total		25,130	22,105
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,674
Payable on a fixed date	[4]	3,827
Total		9,020	8,211
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	12,692
Payable on a fixed date	[4]	41,819
Total		65,434	65,381
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	151,192
Payable on a fixed date	[4]	107,005
Total		274,879	265,892
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	40,106
Payable on a fixed date	[4]	382,881
Total		621,740	597,617
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,800
Payable on a fixed date	[4]	38,293
Total		53,268	$ 52,672
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	182,785
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	130,716
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	41,369
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,187
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	1,471
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	33
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	4,009
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,331
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	164,460
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	11,994
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[5]	45,825
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	25,910
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	81
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,871
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	251
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	5,312
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	486
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	6,914
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	10,351
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	34,293
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[5]	$ 1,181

[1]	Deposits denominated in U.S. dollars amount to $335,247 (October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,103 (October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $31,034 (October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,591 (October 31, 2022 – $106,817).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $138 (October 31, 2022 – $156) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.